Note 2 - Summary of significant accounting policies: Property and equipment, net: Summary of property and equipment are stated at cost less accumulated depreciation (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Summary of property and equipment are stated at cost less accumulated depreciation
Expected useful lives
Buildings	50 years
Office equipment	3-5 years
Operation equipment	3-10 years